PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Accounting policy
Property, plant and equipment are recognized by the acquisition or construction cost, which includes capitalized loan costs, less accumulated depreciation, and impairment losses.
Subsequent costs are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and can be measured reliably.
The estimated useful lives are reviewed and adjusted, if appropriate, at the end of each fiscal year.
The exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.
The residual value is determined for certain aircraft spare parts included in the exchange pool program, which is reviewed and, if necessary, adjusted at the end of each reporting period. As for the remaining assets, the residual value is assumed to be close to zero.

		12.31.2025
	Estimated useful life	At December 31, 2024	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2025	Cost	Depreciation
Buildings and improvements	25 to 60	448.1	2.3	(24.1)	—	41.3	1.6	469.2	730.7	(261.5)
Machinery and equipment	10 to 35	431.3	40.8	(35.5)	(2.4)	59.2	11.1	504.5	919.7	(415.2)
Tooling	10 to 25	217.8	11.6	(22.7)	(1.4)	14.0	3.5	222.8	664.7	(441.9)
Construction in progress	-	124.2	103.1	—	(1.6)	(122.2)	4.9	108.4	108.4	—
Exchange pool program assets	30	614.2	59.4	(20.6)	(15.7)	47.8	29.0	714.1	968.7	(254.6)
Installations	5 to 35	51.1	—	(3.2)	(0.1)	2.1	0.7	50.6	91.0	(40.4)
Aircraft	5 to 51	16.7	—	—	—	—	0.2	16.9	21.4	(4.5)
Computers and peripherals	3 to 10	13.7	6.9	(5.4)	(0.1)	0.8	(0.2)	15.7	113.3	(97.6)
Land	-	9.5	—	—	—	—	0.1	9.6	9.6	—
Furniture and fixtures	5 to 30	11.5	2.6	(2.5)	(0.5)	4.5	(0.1)	15.5	43.4	(27.9)
Vehicles	5 to 10	3.2	0.6	(0.7)	(0.1)	0.3	0.4	3.7	12.7	(9.0)
Other assets	-	—	—	—	—	—	—	—	19.1	(19.1)
		1,941.3	227.3	(114.7)	(21.9)	47.8	51.2	2,131.0	3,702.7	(1,571.7)

		12.31.2024
	Estimated useful life	At December 31, 2023	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2024	Cost	Depreciation
Buildings and improvements	25 to 60	451.2	1.3	(20.0)	—	17.1	(1.5)	448.1	683.2	(235.1)
Machinery and equipment	10 to 35	330.4	64.7	(27.7)	(1.2)	66.0	(0.9)	431.3	852.8	(421.5)
Tooling	10 to 25	217.8	17.3	(23.0)	(0.5)	6.3	(0.1)	217.8	646.2	(428.4)
Construction in progress	-	121.1	101.6	—	—	(94.4)	(4.1)	124.2	124.2	—
Exchange pool program assets	30	567.1	47.8	(17.4)	(14.3)	36.4	(5.4)	614.2	840.8	(226.6)
Installations	5 to 35	49.3	—	(1.9)	—	4.0	(0.3)	51.1	92.2	(41.1)
Aircraft	5 to 51	—	—	(0.2)	—	16.9	—	16.7	21.4	(4.7)
Computers and peripherals	3 to 10	8.4	8.2	(3.2)	—	0.5	(0.2)	13.7	108.4	(94.7)
Land	-	10.2	0.1	—	(0.8)	—	—	9.5	9.5	—
Furniture and fixtures	5 to 30	12.0	1.5	(2.3)	(0.1)	0.5	(0.1)	11.5	41.2	(29.7)
Vehicles	5 to 10	3.2	0.6	(0.5)	—	—	(0.1)	3.2	11.9	(8.7)
Other assets	-	—	—	—	—	—	—	—	19.1	(19.1)
		1,770.7	243.1	(96.2)	(16.9)	53.3	(12.7)	1,941.3	3,450.9	(1,509.6)

		12.31.2023
	At Estimated useful life	At December 31, 2022	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2023	Cost	Depreciation
Buildings and improvements	25 to 60	459.0	2.8	(20.0)	(0.5)	9.2	0.7	451.2	667.4	(216.2)
Machinery and equipment	10 to 35	327.9	29.9	(25.0)	(9.4)	5.8	1.2	330.4	733.6	(403.2)
Tooling	10 to 25	226.2	13.4	(21.9)	(0.1)	0.2	—	217.8	623.8	(406.0)
Construction in progress	-	51.5	81.0	—	—	(17.4)	6.0	121.1	121.1	—
Exchange pool program assets	30	498.1	106.9	(16.0)	(12.3)	(15.3)	5.7	567.1	789.4	(222.3)
Installations	5 to 35	51.8	—	(2.8)	(0.3)	0.4	0.2	49.3	88.7	(39.4)
Aircraft	5 to 51	0.2	—	(0.2)	—	—	—	—	4.5	(4.5)
Computers and peripherals	3 to 10	8.4	2.8	(3.1)	(0.9)	0.4	0.8	8.4	102.1	(93.7)
Land	-	10.2	—	—	—	—	—	10.2	10.2	—
Furniture and fixtures	5 to 30	13.5	1.1	(2.6)	(0.3)	0.3	—	12.0	40.3	(28.3)
Vehicles	5 to 10	2.4	0.2	(0.5)	—	1.1	—	3.2	11.9	(8.7)
Other assets	-	—	0.6	(0.6)	—	—	—	—	19.1	(19.1)
		1,649.2	238.7	(92.7)	(23.8)	(15.3)	14.6	1,770.7	3,212.1	(1,441.4)
(*)Non-cash transactions: reclassifications between property, plant and equipment and inventories.